Income Taxes (Components of Deferred Tax Assets (Liabilities)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets:
Inventory related	$ 9,309	$ 1,110
Tax losses carry forward	3,773
Deferred revenue	612	528
Allowance for doubtful accounts	462	295
Research and development credit carryforward	475
Reserve for warranty expenses	67	468
Provision for employee related obligations	1,219	1,269
Accrued interest		1,126
Issuance costs	431
Other	153	172
Current deferred tax assets	16,501	4,968
Long-term deferred tax assets:
Tax losses carry forward	407
Foreign currency losses	358
Stock-based compensation expense	586	1,184
Long-term deferred tax assets	1,351	1,184
Current deferred tax liabilities
Deferred Tax Liabilities Current Issuance Costs	(112)
Inventory related		(645)
Deferred revenue		(104)
Order backlog		(196)
Current deferred tax liabilities	(112)	(945)
Long-term deferred tax assets:
Stock-based compensation expense	903	876
Tax losses carry forward	8,311	463
Depreciation	579
Research and development credit carryforward	1,904
Issuance costs	478
Foreign tax credit	893
Other	367	186
Long-term deferred tax assets	13,435	1,525
Long-term deferred tax liabilities:
Issuance costs	(430)
Intangibles	(115,248)	(55,320)
Depreciation	(3,658)	(898)
Net long-term deferred tax liabilities	(105,901)	(54,693)
Long-term liabilities - deferred income taxes	$ (88,161)	$ (49,486)